Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) - Expenses by nature [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) [Line Items]
- salaries, wages and other benefits	$ 83,138	$ 63,434	$ 52,873
Share-based payments	38,493	33,968	45,488
- intangible assets	23,507	8,382	754
Electricity cost in operating mining rigs	273,004	179,765	180,565
Cost of mining rigs and accessories sold	89,302	1,652	4
One-off incremental development expense	72,060	29,017
HPC and AI cloud service fee	5,331	1,747		[1]
Consulting service fee	15,863	8,953	9,757
Research and development technical service fees	9,011	5,102	2,854
Office expenses	5,777	4,302	3,987
Travel expenses	5,749	3,853	2,843
Expenses of low-value consumables	4,833	2,326	2,557
Tax and surcharge	4,378	1,090	5,442
Write-down of inventories	3,885
Insurance fee	3,279	2,591	2,427
Advertising expenses	3,005	2,998	1,383
Logistic expenses	512	334	557
Research and development material expenses	489	926
Expenses of short-term leases	455	303	286
Expenses of variable payment lease	159	197	224
Others	17,377	9,035	8,191
Total cost of revenue, selling, general and administrative and research and development expenses	804,219	432,689	394,979
mining rigs [Member]
Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) [Line Items]
Depreciation	82,967	19,470	25,663
property, plant and equipment [Member]
Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) [Line Items]
Depreciation	45,740	42,120	39,899
investment properties [Member]
Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) [Line Items]
Depreciation	2,793	2,717	2,601
right-of-use assets [Member]
Expenses by Nature and Other Income and Expenses Items - Schedule of Expenses by Nature (Details) [Line Items]
Depreciation	$ 13,112	$ 8,407	$ 6,624

[1]	Amount lesser than US$1,000.